6. RELATED PARTY TRANSACTION (Details Narrative) (Quarterly) (USD $)	12 Months Ended		15 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member	Dec. 31, 2012 Quarterly Member	Mar. 31, 2014 Quarterly Member
Related Party Advances		$ 4,149	$ 16,110			$ 16,110	$ 4,149
Annual Compensation	125,000	102,000	102,000		125,000	102,000	102,000
Periodic Compensation Payments			1,000			1,000
Accrued Compensation		38,000		152,000		152,000		180,500
Hourly Comensation Rate			300			300
Monthly Retainer Fee				6,250		6,250
Accrued Legal Fees		$ 25,024		$ 100,036		$ 100,036		$ 118,786